COMPUTER SOFTWARE COSTS (Tables)	9 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of computer software costs

The following table presents details of our computer software costs as of June 30, 2018 and September 30, 2017:

	Balance at September 30, 2017	Additions	Amortization	Balance at June 30, 2018
Computer Software Costs, net	$-	$41,850	$(7,582)	$34,268

Schedule of estimated future amortization expense of computer software costs	The estimated future amortization expense of computer software costs as of June 30, 2018 is as follows:
Year ending September 30,	Amount
2018	$3,488
2019	13,950
2020	13,950
2021	2,880
Total	$34,268